Restatement Of Previously Issued Financial Statements	11 Months Ended
Dec. 31, 2020
Restatement Of Financial Statements [Abstract]
Restatement Of Financial Statements [Text Block]
NOTE 2—RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering and its FPA (as defined in Note 6) as components of equity instead of as liabilities.
Upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (SPACs)” promulgated by the SEC on April 12, 2021, the Company’s management further evaluated the Warrants and FPA under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity and concluded that they do not meet the criteria to be classified in stockholders’ equity.
As a result, the Company should have classified the Warrants and FPA as liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants and FPA at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants and FPA as components of equity instead of as liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.
The following table reflects HEC’s balance sheet and cash flow statement as of the dates and for the periods indicated below:

	As Previously Reported		Adjustments	As Restated
Balance sheet as of June 11, 2020 (audited)
Warrant Liability		$—	$34,697,600	$34,697,600
FPA Liability		—	350,000	350,000
Common Stock Subject to Possible Redemption		395,946,830	(35,047,600)	360,899,230
Class A Common Stock		181	350	531
Additional Paid-in Capital		5,003,772	2,906,063	7,909,835
Accumulated Deficit		(4,984)	(2,906,413)	(2,911,397)

Balance sheet as of June 30, 2020 ( un audited)
Warrant Liability		$—	$36,039,600	$36,039,600
FPA Liability		—	675,000	675,000
Common Stock Subject to Possible Redemption		395,915,430	(36,714,600)	359,200,830
Class A Common Stock		181	367	548
Additional Paid-in Capital		5,035,172	4,573,046	9,608,218
Accumulated Deficit		(36,385)	(4,573,413)	(4,609,798)

Three Months Ended June 30, 2020 ( un audited)
Change in fair value of warrant liability		$—	$(1,342,000)	$(1,342,000)
Change in fair value of FPA		—	(325,000)	(325,000)
Compensation expense in connection with issuance of Private Placement Warrants		—	(1,233,600)	(1,233,600)
Initial classification of FPA		—	(350,000)	(350,000)
Transaction costs attributable to Warrants		—	(1,322,813)	(1,322,813)
Net loss		(35,385)	(4,573,413)	(4,608,798)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.00)	(0.45)	(0.45)

Period from February 6, 2020 (inception) to June 30, 2020 ( un audited)
Change in fair value of warrant liability		$—	$(1,342,000)	$(1,342,000)
Change in fair value of FPA		—	(325,000)	(325,000)
Compensation expense in connection with issuance of Private Placement Warrants		—	(1,233,600)	(1,233,600)
Initial classification of FPA		—	(350,000)	(350,000)
Transaction costs attributable to Warrants		—	(1,322,813)	(1,322,813)
Net loss		(36,385)	(4,573,413)	(4,609,798)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.00)	(0.45)	(0.45)

Cash Flow Statement for the Period from February 6, 2020 (inception) to June 30, 2020 (unaudited)
Net Loss		$(36,385)	$(4,573,413)	$(4,609,798)
Change in fair value of warrant liability	$		$1,342,000	$1,342,000
Initial classification of warrant liability	$		$34,697,600	$34,697,600
Change in fair value of FPA Liability	$		$325,000	$325,000
Initial classification of FPA liability	$		$350,000	$350,000
Transaction Costs	$		$1,322,813	$1,322,813
Initial classification of common stock subject to redemption		$395,946,830	$(35,047,600)	$360,899,230
Change in value of common stock subject to possible redemption		$(31,400)	$(1,667,000)	$(1,698,400)

Balance sheet as of September 30, 2020 ( un audited)
Warrant Liability		$—	$36,659,200	$36,659,200
FPA Liability		—	1,100,000	1,100,000
Common Stock Subject to Possible Redemption		395,905,310	(37,759,200)	358,146,110
Class A Common Stock		181	378	11
Additional Paid-in Capital		5,045,292	5,617,635	10,662,927
Accumulated Deficit		(46,499)	(5,618,013)	(5,664,512)

Three Months Ended September 30, 2020 ( un audited)
Change in fair value of warrant liability		$—	$(619,600)	$(619,600)
Change in fair value of FPA		—	(425,000)	(425,000)
Net loss		(10,114)	(1,044,600)	(1,054,714)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.01)	(0.10)	(0.11)

Period from February 6, 2020 (inception) to September 30, 2020 ( un audited)
Change in fair value of warrant liability		$—	$(1,961,600)	$(1,961,600
Change in fair value of FPA		—	(750,000)	(750,000)
Compensation expense in connection with issuance of Private Placement Warrants		—	(1,233,600)	(1,233,600)
Initial classification of FPA		—	(350,000)	(350,000)
Transaction costs attributable to Warrants		—	(1,322,813)	(1,322,813)
Net loss		(46,499)	(5,618,013)	(5,664,512)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.01)	(0.54)	(0.55)

Cash Flow Statement for the Period from February 6, 2020 (inception) to September 30, 2020 (unaudited)
Net Loss		$(46,499)	$(5,618,013)	$(5,664,512)
Change in fair value of warrant liability	$		$1,961,600	$1,961,600
Initial classification of warrant liability	$		$34,697,600	$34,697,600
Change in fair value of FPA Liability	$		$750,000	$750,000
Initial classification of FPA liability	$		$350,000	$350,000
Transaction Costs	$		$1,322,813	$1,322,813
Initial classification of common stock subject to redemption		$395,946,830	$(35,047,600)	$360,899,230
Change in value of common stock subject to possible redemption		$(41,520)	$(2,711,600)	$(2,753,120)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability		$—	$53,594,000	$53,594,000
FPA Liability		—	4,225,000	4,225,000
Common Stock Subject to Possible Redemption		394,393,720	(57,819,000)	336,574,720
Class A Common Stock		196	578	774
Additional Paid-in Capital		6,556,867	25,677235	32,234,102
Accumulated Deficit		(1,558,095)	(25,677,813)	(27,235,908)

Period from February 6, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability		$—	$(18,896,400)	$(18,896,400)
Change in fair value of FPA		—	(3,875,000)	(3,875,000)
Compensation expense in connection with issuance of Private Placement Warrants		—	(1,233,600)	(1,233,600)
Initial classification of FPA		—	(350,000)	(350,000)
Transaction costs attributable to Warrants		—	(1,322,813)	(1,322,813)
Net loss		(1,558,095)	(25,677,813)	(27,235,908)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.15)	(2.49)	(2.64)

Cash Flow Statement for the Period from February 6, 2020 (inception) to December 31, 2020 (audited)
Net Loss		$(1,558,095)	$(25,677,813)	$(27,235,908)
Change in fair value of warrant liability	$		$18,896,400	$18,896,400
Initial classification of warrant liability	$		$34,697,600	$34,697,600
Change in fair value of FPA Liability	$		$3,875,000	$3,875,000
Initial classification of FPA liability	$		$350,000	$350,000
Transaction Costs	$		$1,322,813	$1,322,813
Initial classification of common stock subject to redemption		$395,946,830	$(35,047,600)	$360,899,230
Change in value of common stock subject to possible redemption		$(1,553,110)	$(22,771,400)	$(24,324,510)